SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		$ 5,130,404	$ 4,421,917		$ 3,722,830
Additions, net of returns		3,011,562	771,523	[1]	1,521,788
Reclassification
Disposals	[2]				(897,727)
Effect of changes in foreign exchange rates		67,126	(63,036)		75,026
Property and equipment at cost, ending		8,209,092	5,130,404		4,421,917
Property and equipment, accumulated depreciation, beginning		2,066,170	1,236,163		579,770
Depreciation for the year		1,054,264	840,366		631,263
Effect of changes in foreign exchange rates		18,151	(10,359)		25,130
Property and equipment, accumulated depreciation, ending		3,138,585	2,066,170		1,236,163
Property and equipment, carrying amounts		5,070,507	3,064,234		3,185,754
Equipment not ready for use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning			227,147		764,342
Additions, net of returns		1,902,713	(128,575)	[1]	888,726
Reclassification		(141,702)	(96,334)		(519,366)
Disposals	[2]				(897,727)
Effect of changes in foreign exchange rates		54,898	(2,238)		(8,828)
Property and equipment at cost, ending		1,815,909			227,147
Property and equipment, accumulated depreciation, beginning
Depreciation for the year
Effect of changes in foreign exchange rates
Property and equipment, accumulated depreciation, ending
Property and equipment, carrying amounts		1,815,909			227,147
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		117,115	71,928
Additions, net of returns				[1]	68,961
Reclassification			47,393
Disposals	[2]
Effect of changes in foreign exchange rates		6,544	(2,206)		2,967
Property and equipment at cost, ending		123,659	117,115		71,928
Property and equipment, accumulated depreciation, beginning		29,526	10,777
Depreciation for the year		24,079	18,891		10,332
Effect of changes in foreign exchange rates		2,529	(142)		445
Property and equipment, accumulated depreciation, ending		56,134	29,526		10,777
Property and equipment, carrying amounts		67,525	87,589		61,151
Machinery and equipment [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		4,830,020	3,994,657		2,873,255
Additions, net of returns		1,087,414	842,877	[1]	525,685
Reclassification		162,917	48,941		516,111
Disposals	[2]
Effect of changes in foreign exchange rates		11,270	(56,455)		79,606
Property and equipment at cost, ending		6,091,621	4,830,020		3,994,657
Property and equipment, accumulated depreciation, beginning		1,930,726	1,146,014		511,806
Depreciation for the year		1,000,085	794,834		609,803
Effect of changes in foreign exchange rates		27,727	(10,122)		24,405
Property and equipment, accumulated depreciation, ending		2,958,538	1,930,726		1,146,014
Property and equipment, carrying amounts		3,133,083	2,899,294		2,848,643
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning		183,269	128,185		85,233
Additions, net of returns		21,435	57,221	[1]	38,416
Reclassification		(21,215)			3,255
Disposals	[2]
Effect of changes in foreign exchange rates		(5,586)	(2,137)		1,281
Property and equipment at cost, ending		177,903	183,269		128,185
Property and equipment, accumulated depreciation, beginning		105,918	79,372		67,964
Depreciation for the year		30,100	26,641		11,128
Effect of changes in foreign exchange rates		(12,105)	(95)		280
Property and equipment, accumulated depreciation, ending		123,913	105,918		79,372
Property and equipment, carrying amounts		$ 53,990	$ 77,351		$ 48,813

[1]	During 2021, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.
[2]	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.